Investments - Disclosure of interests in equity accounted investees (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Line Items]
Investments accounted for using equity method	$ 28,123		$ 16,806
Share of profit (loss) of equity accounted investees (net of income tax)	1,571	$ 2,570
Total for all associates
Disclosure Of Associates And Joint Ventures [Line Items]
Investments accounted for using equity method	6,749
Business Combinations	6,322
Share of profit (loss) of equity accounted investees (net of income tax)	427
Total for all joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Investments accounted for using equity method	$ 21,374		$ 16,806